Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Total bank loans outstanding	$ 59,375	$ 65,625
Less: Current portion	(12,500)	(12,500)
Long -term debt excluding current maturities	46,875	53,125
Total debt, gross - current	12,500	12,500
Total debt, gross	59,375	65,625
Unamortized deferred financing cost - current	(428)	(461)
Unamortized deferred financing costs- non current	(671)	(872)
Total unamortized deferred financing costs	(1,099)	(1,333)
Total debt, net - current	12,072	12,039
Total debt, net - non-current	46,204	52,253
Total debt, net		64,292
$175.0 Million Credit Facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount	175,000		$ 175,000
Total bank loans outstanding	$ 59,375	$ 65,625